Segmental Information - Summary of Segment by Geographic Region (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Operating Segments [Line Items]
Goodwill, intangible assets and property and equipment	$ 4,522,187	$ 4,629,372
Canada
Disclosure Of Operating Segments [Line Items]
Goodwill, intangible assets and property and equipment	53,394	39,993
Isle of Man
Disclosure Of Operating Segments [Line Items]
Goodwill, intangible assets and property and equipment	4,446,503	4,567,314
Italy
Disclosure Of Operating Segments [Line Items]
Goodwill, intangible assets and property and equipment	35	47
United Kingdom
Disclosure Of Operating Segments [Line Items]
Goodwill, intangible assets and property and equipment	6,511	6,380
Other Licensed Or Approved Jurisdictions
Disclosure Of Operating Segments [Line Items]
Goodwill, intangible assets and property and equipment	$ 15,744	$ 15,638